The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 5,220,107
Net realized gains (losses) on sales and redemptions for physical bullion		$ (1,401)
Net change in unrealized gains (losses)	8,520,460	850,600
Balance at end of year	15,099,894	5,220,107
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	5,220,107	4,065,861
Purchases	1,359,327	329,940
Sales		(4,847)
Redemptions for physical bullion		(20,046)
Net realized gains (losses) on sales and redemptions for physical bullion		(1,401)
Net change in unrealized gains (losses)	8,520,460	850,600
Balance at end of year	$ 15,099,894	$ 5,220,107